Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 4,855,893
Interest and dividends	317,833
Total investment income	5,173,726
Contributions:
Participant	1,848,232
Employer	1,042,649
Rollover	325,932
Total contributions	3,216,813
Total additions	8,390,539
Deductions from net assets attributed to:
Benefit payments	4,090,295
Administrative expenses	11,232
Total deductions	4,101,527
Net increase	4,289,012
Net assets available for benefits:
Beginning of year	24,549,357
End of year	$ 28,838,369